Fair Value Measurements - Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	¥ 440	¥ 429
Total assets	440	429
Derivatives		0
Total liabilities		0
Level 1 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities	440	429
Total assets	440	429
Derivatives
Total liabilities
Level 2 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities
Total assets
Derivatives		0
Total liabilities		0
Level 3 [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Marketable securities
Total assets
Derivatives
Total liabilities